Summary of Financial Information of East Gate (Detail) $ in Thousands	11 Months Ended
Nov. 30, 2016 USD ($)
Equity Method Investments And Joint Ventures [Abstract]
Investments and other related assets	$ 7,911
Other assets	332
Total assets	8,243
Total liabilities	318
Total net assets of the fund	7,925
Investment and related income (loss)	(1,513)
Impairment loss	(105)
Other costs and expenses	(7,513)
Net loss	$ (9,131)